Intangible Asset, net (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Asset, net
Schedule of Definite-lived intangible asset

As of December 31, 2020
	Gross	Accumulated	Net	Estimated
	Carrying	Amortization	Carrying	Useful
	Amount	and Impairment	Amount	Life
	RMB	RMB	RMB	Year
Customer relationship	—	—	—	—

As of December 31, 2019
	Gross	Accumulated	Net
	Carrying	Amortization	Carrying	Estimated
	Amount	and Impairment	Amount	Useful Life
	RMB	RMB	RMB	Year
Customer relationship	12,899	(2,509)	10,390	6